Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 43,678	¥ 37,772	¥ 26,148
Currency translation differences	(1,286)	261	552
Fair value changes on financial assets at fair value through other comprehensive income	5,219	1,031	(675)
Acquisition of remaining interests in associates	2,002	294	140
Share of other comprehensive loss of an associate	(9)	(1)
Share based compensation	569	519
Exercise of share options/RSU	190	172
Additional investment in a non-wholly owned subsidiary	(2)	(84)
Ending balance	52,731	43,678	37,772
Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	2,187	903	997
Currency translation differences	(1,286)	261	552
Fair value changes on financial assets at fair value through other comprehensive income	5,219	1,031	(675)
Acquisition of remaining interests in associates			(831)
Share of other comprehensive loss of an associate	(9)	(1)
Share based compensation	569	519	840
Exercise of share options/RSU	(429)	(465)
Additional investment in a non-wholly owned subsidiary	(2)	(76)	(4)
Profit appropriations to PRC statutory reserves	51	15	20
Ending balance	6,300	2,187	903
Share-based compensation reserve | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,470	1,416	576
Share based compensation	569	519	840
Exercise of share options/RSU	(429)	(465)
Ending balance	1,610	1,470	1,416
Contribution From Ultimate Holding Company | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	463	463
Ending balance	463	463	463
PRC statutory reserve | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	94	79	59
Profit appropriations to PRC statutory reserves	51	15	20
Ending balance	145	94	79
Foreign currency translation reserve | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	712	451	(101)
Currency translation differences	(1,286)	261	552
Ending balance	(574)	712	451
Fair value reserve | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	356	(675)
Fair value changes on financial assets at fair value through other comprehensive income	5,219	1,031	(675)
Ending balance	5,575	356	(675)
Others | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(908)	(831)
Acquisition of remaining interests in associates			(831)
Share of other comprehensive loss of an associate	(9)	(1)
Additional investment in a non-wholly owned subsidiary	(2)	(76)
Ending balance	¥ (919)	¥ (908)	¥ (831)